SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Preferred Equity Units (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,042	$ 1,625
Series 2
Disclosure of subsidiaries [line items]
Cumulative Dividend Rate	6.50%
Subsidiary preferred equity units	$ 0	587
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	24,000,000
Cumulative Dividend Rate	6.75%
Subsidiary preferred equity units	$ 576	564
New LP Preferred Units [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares)	19,000,749
Cumulative Dividend Rate	6.25%
Subsidiary preferred equity units	$ 466	$ 474